SEI INSTITUTIONAL MANAGED TRUST

Enhanced Income Fund

Supplement Dated June 5, 2009
to the Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Highland Capital Management, L.P. is hereby deleted. In the same sub-section, the following paragraph is hereby added:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the Enhanced Income Fund. A team of investment professionals manages the portion of the Enhanced Income Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a co-Portfolio Manager of the High Yield Bond Fund. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-586 (6/09)

SEI INSTITUTIONAL MANAGED TRUST

Enhanced Income Fund

Supplement Dated June 5, 2009
to the Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Highland Capital Management, L.P. is hereby deleted. In the same sub-section, the following paragraph is hereby added:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the Enhanced Income Fund. A team of investment professionals manages the portion of the Enhanced Income Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a co-Portfolio Manager of the High Yield Bond Fund. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-587 (6/09)

SEI INSTITUTIONAL MANAGED TRUST

Enhanced Income Fund

Supplement Dated June 5, 2009
to the Class G Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "Enhanced Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Highland Capital Management, L.P. is hereby deleted. In the same sub-section, the following paragraph is hereby added:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the Enhanced Income Fund. A team of investment professionals manages the portion of the Enhanced Income Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a co-Portfolio Manager of the High Yield Bond Fund. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-588 (6/09)

SEI INSTITUTIONAL MANAGED TRUST

Enhanced Income Fund

Supplement Dated June 5, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Enhanced Income Fund.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Highland Capital Management, L.P. and Ares Management LLC are hereby deleted and the paragraph relating to Ares Management LLC is replaced with the following:

ARES MANAGEMENT LLC—Ares Management LLC ("Ares") serves as a sub-adviser to a portion of the Enhanced Income and the High Yield Bond Funds' assets. Ares, a Delaware limited liability company, was founded in 1997 and is privately held. Substantially, all of the equity interests in Ares are held indirectly by senior partners of the firm, all of whom are actively involved in Ares' investment activities.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to Highland Capital Management, L.P. and Ares Management LLC is hereby deleted. In the same sub-section, the following text is hereby added in the appropriate alphabetical order thereof:

Ares

Compensation.  SIMC pays Ares a fee based on the assets under management of the Enhanced Income and High Yield Bond Funds as set forth in an investment sub-advisory agreement between Ares and SIMC. Ares pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Enhanced Income and High Yield Bond Funds. The following information relates to the period ended March 31, 2009.

Among other Ares Partners and owners, Mr. Brufsky receives a share of Ares' net income that is distributed to the parent company annually. Messrs. Cascella's and Leupp's performance is reviewed by Mr. Brufsky and other members of management and their compensation, as well as that of other investment professionals, is determined pursuant to an annual review in December. Investment professional reviews focus primarily on credit analysis and communication, including new recommendations, quarterly updates, contributions to industry strategy and relative value assessments. The investment professional's recommendations are also compared to the performance of the underlying portfolio securities for which they are responsible. While compensation varies across the firm depending on the experience level and responsibility, investment professionals' compensation is composed of a fixed base salary as well as an annual bonus. Also, the portfolio managers and certain senior investment professionals participate in a co-investment program, investing their own money into the various fund vehicles, which effectively ties their compensation to their performance as well as the performance of those funds.

Ownership of Fund Shares.  As of March 31, 2009, Ares' portfolio managers did not beneficially own any shares of the Enhanced Income or High Yield Bond Fund.

Other Accounts.  As of March 31, 2009, in addition to the High Yield Bond Fund, Ares' portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts	Total Assets
Ares Management Team (Seth Brufsky, Americo Cascella and John Leupp)	2	$370,000,000	23		$13,593,000,000	6	$3,287,000,000
			20	*	$11,093,000,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests.  Ares' portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Enhanced Income or High Yield Bond Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Enhanced Income or High Yield Bond Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Enhanced Income or High Yield Bond Fund. Ares does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Ares believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Ares' portfolio managers' day-to-day management of the Enhanced Income and High Yield Bond Funds. Because of their positions with the Enhanced Income and High Yield Bond Funds, the portfolio managers know the size, timing and possible market impact of Enhanced Income and High Yield Bond Fund trades. It is possible that Ares' portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Enhanced Income or High Yield Bond Fund. However, Ares has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Ares' portfolio managers' management of the Enhanced Income and High Yield Bond Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Enhanced Income or High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that Ares or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Enhanced Income or High Yield Bond Fund. Notwithstanding this potential conflict of interest, it is Ares' policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Ares has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Ares' portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Enhanced Income or High Yield Bond Fund, such securities might not be suitable for the Enhanced Income or High Yield Bond Fund given its investment objectives and related restrictions.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-589 (6/09)